American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2021

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 1.2%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	475,000	516,940
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,177,417
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,247,992
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	981,196
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	747,732
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	929,820
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,765,356
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,133,049
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,170,793
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,314,181
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,041,269
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	21,863,912
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,213,410
		51,103,067
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,199,497
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.01%, 9/1/21	810,000	810,000
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.01%, 9/1/21 (GA: Exxon Mobil Corp.)	925,000	925,000
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.01%, 9/1/21	1,670,000	1,670,000
		7,604,497
Arizona — 3.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: MUFG Bank Ltd.)	675,000	675,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.91%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,453,657
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,301,974	7,182,967
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	55,000	55,907
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	556,232
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	442,836
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	705,443
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	993,944
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,893,696
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	694,691
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	791,799
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	376,355
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	320,233
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	790,431
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	378,198
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	377,059
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	291,285
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	656,577
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,063,726
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,927,643
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	575,469
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	557,874
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	277,111
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	764,962

Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	629,928
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,153,437
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	5,250,000	5,613,548
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	107,940
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	559,699
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	238,152
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	366,465
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	267,465
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	858,992
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	850,877
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	364,014
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,204,785
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,493,561
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,104,385
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,338,635
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,442,821
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,521,074
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	235,000	238,901
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,968,817
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,567,226
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,182,144
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,273,047
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,084,276
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	958,658
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	775,007
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,928,249
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,774,717
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	426,390
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	921,966
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	490,193
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	390,956
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,000,000	2,331,478
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	654,898
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.59%, (MUNIPSA plus 0.57%), 1/1/35	3,780,000	3,802,766
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,130,183
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,210,510
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	4,091,543
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.82%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,782,833
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	820,392
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	725,805
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,202,430
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,589,922
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	14,189,276
		145,431,456
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,081,121
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,522,265
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,331,512

Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.02%, 9/1/21 (LOC: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
		5,834,898
California — 5.9%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	702,021
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,142,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,381,331
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,909,474
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,934,395
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,209,218
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,207,563
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,985,542
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,947,000
Bay Area Toll Authority Rev., VRN, 1.12%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,814,299
Bay Area Toll Authority Rev., VRN, 0.30%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	7,001,309
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	729,495
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	592,703
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	245,313
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	334,985
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	334,246
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	181,457
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,966,671
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	195,000	196,112
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,932,101
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	654,588
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,128,899
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,161,722
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,190,167
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	5,213,596
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,141,558
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,747,922
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,806,354
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,204,236
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,586,764
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,549,582
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	7,104,320
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	9,062,799
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	2,293,972
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,171,924
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,588,604
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,814,214
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,897,033
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,065,000	1,082,191
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	18,584,325
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,454,845
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,800,753
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,591,909
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,684,018
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,415,995
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,200,006
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	2,897,401
Metropolitan Water District of Southern California Rev., VRN, 0.16%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	5,001,157

Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,773,256
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,206,438
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,523,679
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,176,160
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,173,605
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	938,544
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,630,853
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,739,938
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,462,850
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,420,510
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,197,553
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,948,713
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,516,701
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	3,278,874
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	340,706
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,265,868
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	708,031
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,225,734
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(3)	4,050,000	4,122,706
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,879,185
State of California GO, 5.00%, 12/1/23	2,725,000	3,022,830
State of California GO, 4.00%, 12/1/24	3,500,000	3,929,016
State of California GO, 5.00%, 12/1/25	6,750,000	8,080,802
State of California GO, 5.00%, 12/1/26	3,955,000	4,384,423
State of California GO, 5.00%, 2/1/27	10,000,000	10,693,203
State of California GO, 5.00%, 11/1/27	5,000,000	5,524,512
State of California GO, 5.00%, 2/1/28	10,000,000	10,691,723
State of California GO, 4.00%, 9/1/32	5,000,000	5,807,884
State of California GO, 5.00%, 9/1/41(4)	6,250,000	8,328,121
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,181,412
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,501,052
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,308,573
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,720,474
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,280,691
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,274,812
		249,038,141
Colorado — 3.0%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,242,288
Adams County COP, 4.00%, 12/1/26	2,250,000	2,581,302
Adams County COP, 4.00%, 12/1/27	1,310,000	1,498,940
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,937,651
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,233,979
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,155,472
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,217,294
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 0.01%, 9/1/21 (LOC: TD Bank N.A.) (GA: Jewish Community Foundation MetroWest)	1,525,000	1,525,000
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 0.01%, 9/1/21 (LOC: TD Bank N.A.)	175,000	175,000

Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,213,453
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,156,960
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,300,472
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,371,075
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,332,693
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,446,980
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,410,317
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	410,684
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	850,653
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	565,725
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	395,440
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	450,597
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	471,682
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	296,540
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,550,551
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	706,001
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,378,476
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,234,908
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	846,333
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	861,035
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	596,522
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,142,651
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,138,739
Colorado Springs Utilities System Rev., 4.00%, 11/15/46	8,450,000	10,249,787
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,888,605
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,748,774
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,365,922
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,768,815
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,119,186
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,018,940
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	608,201
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,244,468
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	954,615
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,061,775
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	221,738
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,550,897
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,819,058
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,908,903
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,098,159
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,154,524
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,198,529
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,432,280
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	324,486
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	458,332
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	661,585
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	527,982
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	789,869
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	656,595
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	812,540
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	860,714
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	608,912
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	484,969
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	747,350

Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	389,790
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,190,236
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)	155,000	156,735
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	174,289
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	208,956
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	132,153
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	228,253
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	154,245
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	212,230
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	146,439
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	236,639
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	158,053
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	248,894
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	151,840
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	267,292
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	145,695
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	279,210
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	145,194
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	278,309
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	144,770
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	296,527
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	156,076
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	642,633
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	184,726
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	646,968
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	364,093
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	127,507
		125,509,675
Connecticut — 2.0%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	605,008
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,630,926
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,565,415
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	762,443
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,884,420
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	635,038
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,602,427
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,262,061
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,243,388
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	800,006
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,140,586
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,245,400
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,826,719
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,211,815
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,238,690
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,200,570
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,196,184
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,211,372
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	355,800
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,323,397
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,760,618
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	657,700

Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	576,066
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,686,510
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,292,252
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	731,403
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	607,306
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,332,857
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	422,086
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	481,702
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,995,029
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,399,685
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	1,620,000	1,659,189
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,796,848
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,330,923
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,488,903
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,343,512
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,229,187
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,756,072
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,216,683
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,148,484
State of Connecticut GO, 4.00%, 6/1/38	750,000	905,807
State of Connecticut GO, 4.00%, 6/1/39	500,000	602,757
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,354,025
		85,717,269
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,309,480
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,074,383
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,120,725
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,026,602
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,944,752
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,609,889
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,605,022
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,483,545
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,479,887
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,770,831
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,177,817
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	293,742
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29	2,500,000	3,291,107
		40,187,782
Florida — 4.5%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,807,072
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,892,671
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,051,880
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	576,085
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	590,663
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	313,584
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,249,012
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	633,477
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	629,659
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	627,287
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	625,396
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	5,000,000	6,420,583
Central Florida Expressway Authority Rev., 5.00%, 7/1/35 (AGM)	2,150,000	2,882,898
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,290,496
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,716,022

Florida Development Finance Corp. Rev., 5.00%, 6/15/35(1)	750,000	884,256
Florida Development Finance Corp. Rev., 5.00%, 6/15/40(1)	1,650,000	1,926,530
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	357,222
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	265,580
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	1,660,000	1,920,970
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	515,343
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,186,794
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,495,612
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,516,865
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,899,595
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,181,135
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,175,862
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,180,914
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	884,596
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,472,421
Fort Myers Rev., 4.00%, 12/1/29	170,000	194,144
Fort Myers Rev., 4.00%, 12/1/30	150,000	170,923
Fort Myers Rev., 4.00%, 12/1/31	650,000	738,982
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,289,225
Gainesville Utilities System Rev., VRDN, 0.01%, 9/1/21 (LOC: Bank of America N.A.)	955,000	955,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,075,436
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,634,517
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,572,388
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,910,299
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	984,401
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,630,330
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	900,909
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,464,603
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,840,845
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,290,575
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,285,547
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,248,302
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	420,528
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	547,519
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	569,159
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,094,870
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	517,327
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	896,427
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	321,520
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	945,790
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	892,976
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,272,242
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(2)	1,200,000	832,504
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(2)	3,000,000	2,000,134
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(2)	1,500,000	924,107
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(2)	1,800,000	1,065,677
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,459,609
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	644,682
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	642,745
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,281,475
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	764,935
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,272,756
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,269,365
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,265,897

Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,190,592
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,577,056
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,528,876
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,813,744
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,179,801
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,241,950
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,090,000	1,267,919
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	17,082,409
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,470,933
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,085,974
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,166,678
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,253,102
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,589,294
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,934,423
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	920,914
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,143,449
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,359,839
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,877,955
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,871,423
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,138,274
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	420,000	430,909
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,145,000	2,364,779
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,910,000	2,157,116
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	375,000	384,319
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	1,000,000	1,020,221
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	995,000	1,066,626
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,765,000	1,861,151
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,225,000	3,515,187
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,320,000	2,446,214
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,500,000	2,633,247
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,240,729
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,486,317
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,276,628
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,335,861
		193,173,059
Georgia — 2.8%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,204,280
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,028,706
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,807,910
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,835,129
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,178,807
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,130,573
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	1,063,444
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,767,703
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,283,553
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	4,080,912
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,426,323
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,378,104
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,240,845
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,794,017

Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,526,250
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,368,696
Main Street Natural Gas, Inc. Rev., VRN, 0.59%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,038,409
Main Street Natural Gas, Inc. Rev., VRN, 0.89%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,077,525
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,660,427
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	23,098,912
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)(4)	10,415,000	12,465,979
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,632,967
		119,089,471
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,098,401
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,048,665
		3,147,066
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,519,504
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,176,179
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,873,640
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/35	4,000,000	5,340,520
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/36	2,500,000	3,323,757
		30,233,600
Illinois — 11.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,299,076
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,138,764
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,145,946
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,182,652
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,981,422
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,131,274
Chicago GO, 5.00%, 1/1/30	6,600,000	8,520,033
Chicago GO, 5.25%, 1/1/32	5,000,000	5,459,819
Chicago GO, 6.00%, 1/1/38	5,000,000	6,221,426
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,056,827
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,513,312
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,559,913
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	609,648
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,596,664
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,446,911
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,562,565
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,828,858
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,762,197
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,067,214
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,105,240
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,487,786
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,126,207
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,335,679
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,955,602
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,212,845
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,156,810
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,308,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,099,641
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,099,641
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	863,850
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	863,312
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,529,175
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,719,644

Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,120,171
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,417,165
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,905,015
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,428,414
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,754,060
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,948,561
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,860,431
Cook County GO, 5.00%, 11/15/21	600,000	605,946
Cook County GO, 5.00%, 11/15/22	7,500,000	7,941,105
Cook County GO, 5.00%, 11/15/25	3,600,000	4,279,933
Cook County GO, 5.00%, 11/15/26	3,900,000	4,782,841
Cook County GO, 5.00%, 11/15/27	2,800,000	3,395,885
Cook County GO, 5.00%, 11/15/28	1,000,000	1,206,697
Cook County GO, 5.00%, 11/15/29	3,270,000	3,940,110
Cook County GO, 5.00%, 11/15/31	2,350,000	2,824,126
Cook County GO, 5.00%, 11/15/34	2,000,000	2,393,264
Cook County GO, 5.00%, 11/15/35	1,800,000	2,151,235
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,098,821
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,078,856
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,370,585
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,104,347
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,285,127
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,537,365
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,811,768
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,306,981
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,385,713
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,105,141
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,195,373
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,178,779
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,293,644
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,440,406
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,509,642
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,583,302
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,659,318
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,834,721
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	331,981
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	430,486
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	449,651
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	463,337
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	416,390
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	481,576
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	906,329
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	340,717
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,694,938
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,809,612
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,168,175
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,309,622
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,299,400
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	612,036
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	380,765
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	600,882
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	682,100
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	596,561
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,773,805
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	861,826

Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	3,003,863
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,596,985
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,506,036
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,291,593
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,281,419
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,740,371
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.72%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	2,005,715
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	275,655
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	814,123
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	394,443
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	829,845
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	880,479
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,353,474
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,802,259
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,942,372
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(3)	825,000	862,268
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,092,678
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,583,255
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,955,887
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,971,874
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,257,586
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,269,691
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,252,516
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,494,624
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,104,080
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,364,340
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,747,267
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	925,341
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	534,669
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	294,240
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	234,786
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	675,265
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	638,928
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)	325,000	380,508
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)	250,000	300,502
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)	325,000	398,944
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,301,833
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)	325,000	415,530
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)	325,000	422,723
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,379,409
Northern Illinois University Rev., 4.00%, 10/1/32 (BAM)	1,000,000	1,207,683
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,783,974
Northern Illinois University Rev., 4.00%, 10/1/34 (BAM)	1,000,000	1,198,856
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,179,441
Northern Illinois University Rev., 4.00%, 10/1/35 (BAM)	1,000,000	1,196,417
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,669,729
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,181,175
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,604,879
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,790,352
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,328,937
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,221,875
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,524,397
State of Illinois GO, 5.00%, 11/1/27	15,000,000	18,479,422
State of Illinois GO, 5.125%, 12/1/29	17,000,000	20,814,451
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,322,047

State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,574,011
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,374,966
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,283,202
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,685,535
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,900,989
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,937,201
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,499,489
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,828,141
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,297,242
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,011,550
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,099,267
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,088,938
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	900,330
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,737,180
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,187,494
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,226,220
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	625,551
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	824,805
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,095,658
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	988,324
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,293,741
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,479,161
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,376,401
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,633,505
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,736,549
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,891,191
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,427,940
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,202,739
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	708,260
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	748,494
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(3)	285,000	340,685
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	5,995,000	7,148,663
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,567,241
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,118,986
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,517,381
		471,731,051
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,855,271
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,456,559
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,573,078
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,315,390
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,363,997
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,346,706
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,924,324
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,655,880
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,037,443
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,757,198
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/35	2,500,000	3,116,349
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	2,250,000	2,793,933
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,218,190
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,174,290
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,204,072
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,223,364
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,353,738

Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,120,687
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,286,563
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,396,206
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,633,499
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,391,510
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.57%, (MUNIPSA plus 0.55%), 11/1/39	4,845,000	4,861,964
Indiana Housing & Community Development Authority Rev., VRDN, 0.01%, 9/1/21 (LIQ FAC: TD Bank N.A.)	2,355,000	2,355,000
		51,415,211
Iowa — 0.3%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: JPMorgan Chase Bank N.A.)	4,730,000	4,730,000
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	1,030,000	1,195,726
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 0.59%, 5/15/56	5,000,000	5,000,000
		10,925,726
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	800,000
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	977,703
		1,777,703
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	747,103
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	336,546
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,131,238
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	674,142
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	579,218
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	537,245
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	437,380
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	852,949
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,750,000	1,928,445
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,203,368
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	878,165
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	833,982
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,590,997
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,030,634
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,734,740
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,215,209
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,537,644
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,885,007
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,603,926
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,102,784
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,588,978
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,505,735
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,180,410
Kentucky State University COP, 5.00%, 11/1/24 (BAM)	200,000	227,733
Kentucky State University COP, 5.00%, 11/1/25 (BAM)	140,000	164,456
Kentucky State University COP, 5.00%, 11/1/27 (BAM)	200,000	246,106
Kentucky State University COP, 5.00%, 11/1/29 (BAM)	150,000	192,070
Kentucky State University COP, 5.00%, 11/1/30 (BAM)	175,000	227,283
Kentucky State University COP, 5.00%, 11/1/31 (BAM)	180,000	236,847
Kentucky State University COP, 4.00%, 11/1/33 (BAM)	130,000	157,023
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	156,458
Kentucky State University COP, 4.00%, 11/1/35 (BAM)	135,000	162,111
Kentucky State University COP, 4.00%, 11/1/36 (BAM)	155,000	185,621
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	386,444
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	294,503

Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	510,672
Kentucky State University COP, 4.00%, 11/1/51 (BAM)	550,000	634,815
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,699,573
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,752,893
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,319,785
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,439,809
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,732,551
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,818,597
		104,661,195
Louisiana — 1.7%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	652,870
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	487,954
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	606,864
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,210,041
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	601,387
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	599,465
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	598,469
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	417,810
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	297,596
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	8,148,462
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	6,031,554
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	6,025,922
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,424,430
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,952,713
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(3)	6,000,000	7,163,267
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,178,605
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,173,130
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,448,742
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,072,335
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	606,822
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,026,421
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	446,751
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,397,976
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,521,905
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,507,925
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	270,899
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	224,479
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	911,745
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,481,883
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,362,807
		72,851,229
Maryland — 2.1%
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	3,032,439
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,759,519
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,117,260
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	4,004,645
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,220,352
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,733,573
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,800,810
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,758,791
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	697,257
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,828,192

Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,530,000	1,705,699
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,669,330
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	330,701
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	373,569
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	435,019
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,442,950
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,170,010
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	868,879
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,418,184
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	613,944
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,438,436
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	225,084
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	201,845
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	141,161
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	151,905
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	203,230
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	288,693
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	345,012
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	372,424
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,897,796
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	625,302
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36(4)	2,290,000	2,806,846
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	994,790
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,301,602
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,153,896
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,527,354
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,063,806
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,974,170
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,125,970
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,284,028
State of Maryland GO, 5.00%, 8/1/25	21,860,000	25,860,459
		90,964,932
Massachusetts — 1.9%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,716,591
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,577,923
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	578,896
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	425,000
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	602,943
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	652,979
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,680,103
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,075,395
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	565,522
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,130,605
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	134,216
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	144,378

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	143,012
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	187,882
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	192,118
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	208,159
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	373,715
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	410,974
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	443,642
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	505,301
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	396,576
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	376,410
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	344,366
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	580,514
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	304,951
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	2,024,049
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,091,643
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	783,931
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	976,867
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	973,235
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	688,107
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	586,944
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	554,157
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	751,379
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,474,094
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,186,527
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,344,189
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,653,215
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,574,976
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,803,433
Massachusetts Port Authority Rev., 4.00%, 7/1/22(3)	2,655,000	2,740,940
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	3,575,000	3,741,780
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	3,500,000	4,178,164
		82,879,801
Michigan — 2.9%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	952,987
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,661,912
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,833,959
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,976,364
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,162,405
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,301,009
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,132,720
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,844,538
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,976,761
Detroit GO, 5.00%, 4/1/34	1,000,000	1,255,733

Detroit GO, 5.00%, 4/1/35	1,450,000	1,816,097
Detroit GO, 5.00%, 4/1/37	1,630,000	2,027,358
Detroit GO, 5.00%, 4/1/38	700,000	868,387
Detroit GO, 4.00%, 4/1/42	1,100,000	1,243,004
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,708,418
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,159,980
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	311,900
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	519,833
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	433,085
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	957,045
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	844,451
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	618,767
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	562,515
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	672,852
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,401,401
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,793,313
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,405,877
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,819,871
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,152,729
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,295,679
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	12,769,913
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	516,032
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,078,794
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,128,815
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,173,280
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,760,170
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,935,278
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,453,404
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,947,035
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,488,796
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,254,889
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,689,807
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,132,618
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,400,000	1,585,666
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,250,000	1,415,773
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,565,000	1,772,548
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,047,822
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	907,510
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,375,000
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,235,103
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,285,324
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,521,224
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,774,087
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	3,570,000	4,404,467
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,686,836
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,263,482
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,149,646
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	746,131
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,347,954
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,317,666
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,155,244
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,251,914
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,969,813
		124,252,991

Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,225,861
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,213,930
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	330,855
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	402,987
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	462,962
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	427,953
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	464,703
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	447,069
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	432,871
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	538,090
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,343,641
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	927,801
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,078,654
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,052,634
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,397,883
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,196,396
		18,944,290
Mississippi — 0.5%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,034,969
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,614,324
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,310,792
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,150,891
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	568,181
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	616,309
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	1,200,000	1,200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	4,000,000	4,000,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	755,000	755,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	500,000	500,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,806,669
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	866,579
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	881,674
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	754,424
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	815,328
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	938,164
		22,813,304
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,195,080
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	638,400
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,104,616
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	947,750
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,329,242
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,613,460
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,488,190
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	826,817
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,267,660
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	948,015

Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,150,536
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	584,441
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,768,802
Health & Educational Facilities Authority of the State of Missouri Rev., (Saint Louis University), VRDN, 0.01%, 9/1/21 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	666,441
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	645,969
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	316,651
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	631,637
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	657,938
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	591,952
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	435,782
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	767,264
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,144,100
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	587,588
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,129,462
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	734,121
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,415,933
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,102,897
		31,890,744
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,619,527
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,630,175
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,656,684
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,007,747
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,705,218
		26,619,351
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	912,111
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	888,872
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	920,658
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,320,000
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,204,516
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,018,490
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,548,850
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,212,058
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,258,489
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	921,905
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,611,995
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,712,190
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	493,454
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,089,964
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	1,058,082
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	551,106
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	599,223
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,152,832
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	665,475
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	1,453,230
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,814,083
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,209,352
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,094,289
Sparks Rev., 2.50%, 6/15/24(1)	835,000	849,749

Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,643,505
		35,204,478
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,384,790	17,369,688
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,485,701
		19,855,389
New Jersey — 4.9%
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,094,118
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,532,280
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,569,600
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,533,640
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,638,399
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,640,934
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,239,160
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,751,528
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,442,957
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	6,155,049
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,196,351
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,126,794
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,172,454
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,204,532
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,362,707
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,844,745
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,308,404
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(3)	2,360,000	2,780,150
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,807,359
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,085,414
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,041,533
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,793,149
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,786,338
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	6,948,444
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,464,345
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,399,670
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,528,805
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,953,894
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,371,141
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,409,046
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,698,253
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,779,527
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	5,004,810
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	21,872,506
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,795,854
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,367,880
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,886,337
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,876,472
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	818,324
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	584,517
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	782,021
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	801,761
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	754,890
Newark Board of Education GO, 4.00%, 7/15/35 (BAM)	1,490,000	1,823,402
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,219,243

South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,754,292
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,941,863
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	3,095,649
State of New Jersey GO, 4.00%, 6/1/31	1,350,000	1,687,595
State of New Jersey GO, 4.00%, 6/1/32	600,000	756,988
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,514,007
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,773,825
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,757,862
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,783,275
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,233,545
		207,547,638
New Mexico — 0.6%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,040,239
New Mexico Finance Authority Rev., 5.00%, 6/15/30	12,000,000	16,104,224
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,425,983
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,773,594
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,171,482
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 0.01%, 9/1/21 (SBBPA: Wells Fargo Bank N.A.)	1,110,000	1,110,000
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	601,522
		25,227,044
New York — 11.3%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	477,565
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	413,635
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	412,584
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,263,384
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,305,686
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,290,733
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,417,274
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,679,432
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	989,171
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,215,695
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,076,325
Long Island Power Authority Rev., 1.00%, 9/1/25	10,000,000	10,120,632
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,894,452
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,952,004
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,311,590
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,704,415
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,569,022
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	13,595,806
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	11,346,054
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	8,426,518
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	9,592,039
Metropolitan Transportation Authority Rev., 5.00%, 11/15/45	5,500,000	6,856,200
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	5,751,498
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,669,896
Metropolitan Transportation Authority Rev., VRN, 0.47%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,974,662
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	13,062,222
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	883,643
New York City GO, 5.00%, 8/1/22	7,565,000	7,903,659
New York City GO, 5.00%, 8/1/25	1,700,000	1,969,997

New York City GO, 5.00%, 8/1/25	13,605,000	16,083,090
New York City GO, 5.00%, 8/1/26	5,370,000	6,216,911
New York City GO, 5.00%, 8/1/27	7,680,000	9,621,059
New York City GO, 5.00%, 8/1/32	2,000,000	2,550,556
New York City GO, 5.00%, 8/1/33	500,000	635,767
New York City GO, 5.00%, 8/1/33	1,000,000	1,271,535
New York City GO, 5.00%, 8/1/34	2,215,000	2,808,194
New York City GO, VRDN, 0.01%, 9/1/21 (LOC: Bank of America N.A.)	1,700,000	1,700,000
New York City GO, VRDN, 0.01%, 9/1/21 (LOC: Bank of America N.A.)	1,400,000	1,400,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,109,991
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,153,493
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,191,016
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	565,844
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,517,858
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/37	4,670,000	5,666,557
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,858,394
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,793,181
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,765,861
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	16,088,324
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	6,600,000	6,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	630,000	630,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	3,205,000	3,205,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 0.01%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	5,550,000	5,550,000
New York City Water & Sewer System Rev., 5.00%, 6/15/26	6,450,000	7,870,284
New York City Water & Sewer System Rev., 5.00%, 6/15/28	4,165,000	5,139,685
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	12,015,825
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of Montreal)	5,400,000	5,400,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of Montreal)	3,560,000	3,560,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Barclays Bank plc)	3,000,000	3,000,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,595,000	1,595,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	2,000,000	2,000,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	2,120,000	2,120,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	1,570,000	1,570,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Mizuho Bank Ltd.)	1,000,000	1,000,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 9/1/21 (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	14,083,031
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,109,934
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	951,950
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,978,163
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,539,968
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,194,579
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,367,728
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,731,996
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,937,420
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,753,078
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,502,565

New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,943,666
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,571,988
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	2,132,137
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,572,649
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,406,840
Suffolk County GO, 2.00%, 9/24/21	8,000,000	8,009,028
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	501,303
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	816,724
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,110,456
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,112,320
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	1,750,000	1,964,815
Town of Oyster Bay GO, 4.00%, 3/1/26 (AGM)	920,000	1,057,634
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,801,714
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,251,397
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	816,521
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,266,665
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	3,750,000	4,530,268
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.01%, 9/1/21 (LOC: State Street Bank & Trust Co.)	4,080,000	4,080,000
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.01%, 9/1/21 (LOC: Citibank N.A.)	735,000	735,000
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,433,511
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,558,957
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,931,851
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,670,118
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,035,625
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,164,411
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,723,939
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,003,980
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,164,836
		479,347,983
North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	5,700,000	6,575,637
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,263,593
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,939,987
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,729,679
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	4,250,000	5,091,722
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,049,597
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/41	830,000	973,924
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	832,251
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,267,459
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,393,129
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	749,847
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,208,112
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,137,225
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,120,466
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	627,676
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	2,038,882
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,152,422
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,242,289
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,285,715
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,414,014
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	698,303
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,461,440
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,154,327
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,191,635

North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,852,925
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,307,371
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,070,994
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	711,043
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	10,874,877
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	784,888
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,133,337
Wake County Rev., 5.00%, 3/1/25	2,500,000	2,910,578
		91,245,344
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,283,060
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,560,468
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,179,955
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,176,411
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,896,129
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,412,528
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,661,346
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	4,000,000	4,064,891
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	3,560,000	3,617,753
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,540,557
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,530,000	2,571,044
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,607,518
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,194,840
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	862,423
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	116,452
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	149,691
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	306,379
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	312,520
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	264,399
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	296,326
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	250,000	328,033
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	653,628
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	779,940
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	629,614
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,762,800
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,538,528
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,140,000	1,292,379
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,934,175
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,593,416
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,934,920
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,546,012
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,362,195
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,941,685
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,110,875
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,909,787
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,440,000
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,445,321
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,656,785
State of Ohio Rev., 5.00%, 2/1/29	2,400,000	3,121,128
State of Ohio Rev., 5.00%, 2/1/30	3,300,000	4,385,957
State of Ohio Rev., 5.00%, 2/1/31	2,740,000	3,718,212
		81,160,080

Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,753,050
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,165,292
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,164,016
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,036,004
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,110,688
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,181,593
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,264,022
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,237,456
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,241,193
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	273,570
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,889,639
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	592,609
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	704,576
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,169,324
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,318,009
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,098,937
		18,199,978
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,003,525
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	564,148
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	559,848
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,322,012
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,047,343
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	370,592
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	273,692
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	225,513
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	337,036
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	641,894
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	523,758
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	311,140
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	277,801
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	240,971
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	317,569
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	280,193
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	237,310
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,140,409
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	616,809
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	614,952
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	613,260
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	733,121
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	970,635
		16,223,531
Pennsylvania — 6.9%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	449,884
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,393,938
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,258,580
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	676,086
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,747,292
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,928,310
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,306,841
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,597,030
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	847,984
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	484,864
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	829,088

Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,133,514
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,121,016
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,486,029
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,478,994
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,597,390
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,674,421
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,755,882
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,700,875
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,192,467
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,690,092
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	593,886
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	879,548
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	787,359
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,239,246
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,297,384
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,355,321
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,412,326
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,476,674
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	9,093,628
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	5,000,000	5,663,091
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.62%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,793,369
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,389,120
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,474,069
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,180,804
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,531,435
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,189,886
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,168,389
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,215,896
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,251,274
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,173,511
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,111,770
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,183,707
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	598,026
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.74%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,443
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	698,274
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.11%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,017,377
Pennsylvania COP, 5.00%, 7/1/29	600,000	749,435
Pennsylvania COP, 5.00%, 7/1/30	750,000	933,192
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,054,063
Pennsylvania COP, 5.00%, 7/1/35	450,000	551,303
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,015,883
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,991,723
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,944,740
Pennsylvania GO, 5.00%, 5/15/29	10,000,000	13,098,407
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	529,468
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	819,056
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	814,118

Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	902,848
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,028,491
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,028,491
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,250,000	1,285,613
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,616,860
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,085,430
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,663,432
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,126,708
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,150,131
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,423,678
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,754,265
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,293,119
Pennsylvania Turnpike Commission Rev., VRN, 0.62%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,037,946
Pennsylvania Turnpike Commission Rev., VRN, 0.72%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,051,625
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,612,153
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,491,624
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,229,206
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,812,942
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,648,748
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,974,729
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,202,787
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	733,946
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,349,802
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,667,614
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,956,919
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,078,065
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	972,285
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,300,422
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	713,108
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,380,007
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	969,358
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,408,438
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,288,439
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	447,757
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,475,926
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,049,326
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,426,378
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,859,325
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,998,140
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,258,472
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,251,377
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	716,529
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,259,878
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,424,771
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,816,742
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,811,124
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,238,023
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,669,781
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	623,428
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	606,843
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,554,334
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,807,140

School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,043,222
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,502,033
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,229,707
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,008,326
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	911,499
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,547,631
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,614,845
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.38%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,045,855
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	431,097
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	432,852
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	609,130
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,666,323
		293,204,821
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,024,294
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,219,351
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,431,397
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,902,060
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,274,389
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,208,539
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,181,451
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,753,849
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,577,008
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,132,091
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	538,962
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	596,112
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	597,209
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,413,348
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,225,552
		39,075,612
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	488,687
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,136,358
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,938,233
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,260,218
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,011,955
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,007,604
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	273,705
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,345,608
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	544,888
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,867,263
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,424,372
		29,298,891
Tennessee — 0.9%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	513,249
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	427,579
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	735,024
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	467,264
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	438,716
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	555,707
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	555,707
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,637,922

Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,677,100
		40,008,268
Texas — 9.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,761,869
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,222,040
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,338,444
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,213,782
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,211,402
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	240,809
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	454,175
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	393,707
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	594,264
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	444,483
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	650,085
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,061,343
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	547,051
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	412,105
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/28 (PSF-GTD)	290,000	347,162
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/29 (PSF-GTD)	285,000	346,709
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/30 (PSF-GTD)	305,000	376,198
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/31 (PSF-GTD)	315,000	393,059
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,551,598
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,001,280
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,480,581
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,771,731
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,209,598
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,820,826
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,541,462
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,091,218
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,830,910
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,165,225
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,658,412
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	315,066
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,124,994
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	293,377
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,636,322
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,670,837
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.02%, 9/1/21 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,031,551
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,126,387
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	5,900,000	6,982,174
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,363,768
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,297,532
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,300,891
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,915,389
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,074,115
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,122,059
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,035,876
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,221,863

Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,321,327
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	597,389
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,684,881
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,599,555
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,264,041
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,839,927
Dallas Independent School District GO, VRN, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	3,975,000	4,063,330
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	310,167
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	420,034
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	520,040
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	267,288
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	224,198
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,335,210
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	574,082
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,564,944
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	5,000,000	5,036,200
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,583,998
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,710,495
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,526,214
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,444,734
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,755,243
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,963,590
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,769,790
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,178,566
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,177,704
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,123,185
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,899,620
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,120,303
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), VRN, 5.00%, 10/1/51	10,000,000	13,552,062
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	924,361
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	786,952
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	851,547
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,118,794
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	570,469
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,572,757
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,117,988
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	542,024
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,117,371
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	2,560,000	2,663,014
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	4,000,000	4,160,959
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,134,269
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	500,261
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,336,212
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,132,966
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,301,310
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	794,361
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,411,891
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,687,832
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,802,835
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,199,436
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,795,318
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	263,229
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	538,066
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	294,271

Irving Hospital Authority Rev., VRN, 1.12%, (MUNIPSA plus 1.10%), 10/15/44	1,665,000	1,672,733
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,039,710
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,287,788
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,561,384
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,385,689
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	864,362
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	565,128
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	609,474
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,239,258
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,670,000	2,069,561
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,239,258
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,239,258
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,058,764
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	6,310,000	6,411,298
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,000,000	2,032,107
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,540,134
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	3,000,000	3,048,161
North Texas Tollway Authority Rev., 5.00%, 1/1/24(3)	1,145,000	1,274,145
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,616,365
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,188,603
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,470,292
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,464,920
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,221,933
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,240,122
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,635,137
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,247,869
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,314,719
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,537,747
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,553,983
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,462,148
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,167,261
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,754,404
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,523,281
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,082,043
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,034,682
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,232,661
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	4,560,000	5,349,267
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/21	1,150,000	1,165,571
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22	1,000,000	1,060,302
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23	1,150,000	1,271,366
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	1,750,000	2,075,569
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,215,297
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,821,110
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,424,824
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,642,069
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,754,438

Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,180,886
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,694,790
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,006,233
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,763,391
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,661,262
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	4,981,641
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,099,127
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,502,700
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,255,425
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,570,738
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,691,405
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,679,716
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,424,688
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	833,372
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,414,095
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,810,232
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,451,747
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,617,707
		421,095,689
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,126,794
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,205,574
		2,332,368
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	315,000	343,099
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	846,717
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,580,492
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	715,993
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,196,031
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	932,948
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,182,000
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,057,859
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	584,419
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,784,951
		13,224,509
Virginia — 0.8%
Fairfax County Sewer Rev., 4.00%, 7/15/40	3,700,000	4,536,142
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,388,203
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,952,119
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	400,000	438,684
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	570,969
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	793,285
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	734,810
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	280,000	284,707
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	786,771
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,654,968
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	733,917
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,166,914
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,194,041
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	827,798

Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	470,542
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	567,450
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	538,471
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	888,940
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,181,659
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,437,862
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,471,879
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	4,043,177
		33,663,308
Washington — 3.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,671,214
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	6,725,000	8,931,407
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,051,577
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,183,570
Seattle Municipal Light & Power Rev., VRN, 0.27%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,802,196
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,542,136
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,154,054
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,972,774
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,293,403
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,558,180
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,968,523
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,329,850
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,163,438
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,243,723
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,220,706
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,502,362
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,667,459
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.07%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,012,996
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.16%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,003,962
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,479,846
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,701,956
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,903,515
		153,358,847
Wisconsin — 0.9%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	707,288
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,759,600
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	1,273,679
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	857,868
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	917,487
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	383,314
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	927,362
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	346,922
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	345,188
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	372,429
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,208,685
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	677,926
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,145,943

Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,137,998
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,283,496
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,440,433
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,265,819
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,489,947
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,127,970
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,754,201
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	355,000	368,406
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	610,794
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,421,759
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	844,147
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,756,884
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,978,979
Wood County Rev., 0.75%, 3/7/22(4)	3,000,000	3,004,218
		39,408,742
TOTAL MUNICIPAL SECURITIES (Cost $3,919,082,859)		4,206,480,029
EXCHANGE-TRADED FUNDS — 1.0%
iShares National Muni Bond ETF	180,100	21,100,516
Vanguard Tax-Exempt Bond Index ETF	384,600	21,233,766
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,334,423)		42,334,282
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,961,417,282)		4,248,814,311
OTHER ASSETS AND LIABILITIES — 0.3%		11,267,404
TOTAL NET ASSETS — 100.0%		$4,260,081,715

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $151,279,622, which represented 3.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	4,206,480,029	—
Exchange-Traded Funds	42,334,282	—	—
	42,334,282	4,206,480,029	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.